Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 7)	Dec. 31, 2022 USD ($)
Group A	$ 727,442,144
Group B	9,051,060
Group C	12,055,404
Total Loans	748,548,608
Commercial Real Estates [Member]
Group A	347,732,935
Group B	2,754,649
Group C	6,405,402
Total Loans	356,892,986
Residential real estate - 1st lien [Member]
Group A	195,269,893
Group B	0
Group C	3,473,482
Total Loans	198,743,375
Commercial & industrial [Member]
Group A	104,697,047
Group B	6,296,411
Group C	1,958,415
Total Loans	112,951,873
Purchased Loan [Member]
Group A	7,530,458
Group B	0
Group C	0
Total Loans	7,530,458
Municipal [Member]
Group A	34,633,055
Group B	0
Group C	0
Total Loans	34,633,055
Residential real estate - Jr lien [Member]
Group A	33,538,767
Group B	0
Group C	218,105
Total Loans	33,756,872
Consumer [Member]
Group A	4,039,989
Group B	0
Group C	0
Total Loans	$ 4,039,989